Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Statement of Comprehensive Income [Abstract]
Net loss	$ (7,234)	$ (11,645)	$ (109,951)
Other comprehensive (loss) income :
Foreign currency translation adjustments	(2,202)	196	1,828
Net increase (decrease) from foreign exchange contracts designated as hedges	630	2,228	(16)
Other comprehensive (loss) income	(1,572)	2,424	1,811
Comprehensive loss	(8,806)	(9,221)	(108,140)
Comprehensive income attributable to noncontrolling interest	4,630	3,665	4,627
Comprehensive loss attributable to Cognyte Software Ltd.	$ (13,436)	$ (12,886)	$ (112,767)